Note 18 - Commitments - Future Rental Payments (Details) $ in Thousands	Nov. 30, 2025 CAD ($)
Statement Line Items [Line Items]
Future rental payments	$ 425	[1]
Not later than one year [member]
Statement Line Items [Line Items]
Future rental payments	262
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Future rental payments	163
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Future rental payments	0
Later than five years [member]
Statement Line Items [Line Items]
Future rental payments	$ 0

[1]	Includes $20 related to low value assets, $154 related to short-term leases and $251 related to non-lease components of leases on the date of inception of each lease agreement.